Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Details of Significant Increase in Credit Risk

The table below summarizes per type of asset the range above which an increase in lifetime PD is determined to be significant, as well as some indicative qualitative indicators assessed.

Criteria used for Chile

Type of portfolio	Debtor category	PD ranges per debtor category	% of absolute increase in lifetime PD	Stages	Days of arrears to the end of the month
	A1
	A2	0.04 – 0.25%	0.13%	Stage 1	Up to 29 days

	A3
	A4	2.00%	1.62%

	A5 (*)	4.75 – 10%	3.52%	Stage 2	From 30 to 89 days

	A6
	B1
	B2	15 -45%	23.05%
Corporate	B3
	B4
	C1
	C2
	C3	100%	100%	Stage 3	90 days or more
	C4
	C5
	C6

(*)	Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

Type of portfolio	Stages	Days of arrears to the end of the month	Probability of default (PD) and qualitative considerations
	Stage 1	Up to 29 days	Difference between Referential Life Time PD and PD Life Time at origination < 20%

Group	Stage 2	From 30 to 89 days	Difference between Referential Life Time PD and PD Life Time at origination >= 20%

	Stage 3	90 days or more	Restructured loans with 60 days in arrears before restructuring

The quantitative criteria is used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date) - 1

                      Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Criteria used for Colombia

	% of absolute increase in lifetime PD	% of relative increase in lifetime PD	Qualitative indicators assessed
Corporate portfolio
Without information	34.39%	86.90%
Small company	22.26%	1314.07%
Small company	33.91%	1326.89%
Medium company	22.53%	64.23%	• Debt restructuring
Medium company	25.67%	1203.61%	• Increase in credit risk of other financial instruments
Large company	10.28%	99.15%
Low default	0.46%	0.48%
Low default (Government and Financial)	0.00%	324.00%
Group portfolio
Leasing	33.23%	82.04%
Payroll deductible loan	2.79%	77.14%
Revolving line of credit	35.22%	85.65%
Overdraft limit	0.70%	241.11%
Credit card	29.44%	175.32%
Mortgage loan	2.55%	151.19%
Personal debt restructuring	44.04%	101.64%	• Increase in credit risk of other financial instruments
Other loans	26.53%	174.02%

Summary of Principal Macroeconomic Indicators Included in Economic Scenarios

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2018 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

Indicators	Portfolio	2019				2020				2021
		Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	7.16%	7.42%	7.13%	6.86%	7.15%	7.43%	7.16%	6.91%	7.21%	7.49%	7.21%	6.96%
	Range of upside scenarios	7.20%	7.53%	7.28%	7.04%	7.33%	7.59%	7.30%	7.02%	7.29%	7.54%	7.23%	6.94%
	Range of downside scenarios	7.12%	7.32%	6.98%	6.69%	6.98%	7.26%	7.02%	6.80%	7.13%	7.43%	7.20%	6.98%
Consumer’s price index (IPC)	Base scenario	108.52	109.33	110.24	110.93	112.05	112.66	113.48	114.23	115.41	116.01	116.86	117.63
	Range of upside scenarios	108.56	109.47	110.51	111.17	112.29	112.83	113.72	114.43	115.59	116.16	117.09	117.84
	Range of downside scenarios	108.48	109.19	109.96	110.68	111.81	112.48	113.23	114.02	115.23	115.87	116.62	117.43
Interbank interest rate	Base scenario	3.00%	3.25%	3.50%	3.75%	4.00%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
	Range of upside scenarios	3.75%	4.50%	5.00%	5.25%	5.50%	6.25%	6.00%	5.50%	5.00%	4.50%	4.50%	4.50%
	Range of downside scenarios	2.25%	2.00%	2.00%	2.25%	2.50%	2.75%	3.00%	3.50%	4.00%	4.50%	4.50%	4.50%
Copper	Base scenario	2.78	2.81	2.83	2.86	2.87	2.88	2.88	2.89	2.90	2.91	2.92	2.93
	Range of upside scenarios	2.58	2.40	2.22	2.10	2.68	2.88	2.88	2.89	2.90	2.91	2.92	2.93
	Range of downside scenarios	2.99	3.22	3.45	3.61	3.06	2.88	2.88	2.89	2.90	2.91	2.92	2.93

Criteria for Colombia

	As of December 31,
	2019	2020	2021
GDP growth
Base scenario	3.11	2.66	2.63
Range of upside scenarios	4.33	4.20	4.25
Range of downside scenarios	3.72	3.43	3.44
Unemployment rates
Base scenario	9.84	9.84	9.84
Range of upside scenarios	9.50	9.40	9.34
Range of downside scenarios	10.21	10.29	10.35
Benchmark interest rates
Base scenario	4.75	4.75	4.75
Range of upside scenarios	5.75	5.75	5.75
Range of downside scenarios	3.75	3.75	3.75
currency exchange rate
Base scenario	3,180	3,180	3,150
Range of upside scenarios	3,104	3,071	3,025
Range of downside scenarios	3,256	3,289	3,335
Consumer’s Price Index
Base scenario	3.40	3.00	3.00
Range of upside scenarios	3.95	3.91	4.27
Range of downside scenarios	2.74	1.86	1.38

Summary of ECL Coverage of Loans and Accounts Receivable at Amortized Cost Subject to Significant Measurement Uncertainty

Set out below are the changes to ECL as of December 31, 2018 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2018	Chile	Colombia
	MCh$	MCh$
Reported ECL	502,943	279,770
Loans and accounts receivable at amortized cost	16,783,609	4,698,881
Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.00	5.95
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	2.94	6.03
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.00	5.95
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.04	5.84

Schedule of Credit Quality by Financial Asset Class

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans, under IFRS 9 as of December 31, 2018 and under IAS 39 as of December 31, 2017, is summarized as follows:

	As of December 31, 2018
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	115,422	—	—	115,422	0.53%	899	—	—	899	0.12%
A2	681,792	—	—	681,792	3.12%	1,477	—	—	1,477	0.19%
A3	3,033,770	—	—	3,033,770	13.90%	5,901	—	—	5,901	0.77%
A4	4,007,691	—	—	4,007,691	18.36%	37,650	—	—	37,650	4.90%
A5	2,727,643	—	—	2,727,643	12.50%	96,956	—	—	96,956	12.61%
A6	—	837,283	—	837,283	3.84%	—	14,829	—	14,829	1.93%
B1	—	377,954	—	377,954	1.73%	—	10,116	—	10,116	1.32%
B2	—	104,513	—	104,513	0.48%	—	5,479	—	5,479	0.71%
B3	—	84,197	—	84,197	0.39%	—	8,830	—	8,830	1.15%
B4	—	297,570	—	297,570	1.36%	—	37,422	—	37,422	4.87%
C1	—	—	137,216	137,216	0.63%	—	—	2,344	2,344	0.30%
C2	—	—	79,134	79,134	0.36%	—	—	6,758	6,758	0.88%
C3	—	—	34,263	34,263	0.16%	—	—	7,317	7,317	0.95%
C4	—	—	62,242	62,242	0.29%	—	—	21,265	21,265	2.77%
C5	—	—	63,181	63,181	0.29%	—	—	47,576	47,576	6.19%
C6	—	—	127,874	127,874	0.59%	—	—	84,475	84,475	11.00%

Subtotals corporate	10,566,318	1,701,517	503,910	12,771,745	58.53%	142,883	76,676	169,735	389,294	50.66%

	As of December 31, 2018
Group	Stage 1	Stage 2	Stage 3	Total group	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,710,659	95,045	131,158	1,936,862	8.87%	39,864	20,622	35,390	95,876	12.47%
Mortgage loans	3,626,811	659,119	159,897	4,445,827	20.37%	5,756	37,800	22,561	66,117	8.60%
Consumer loans	2,135,693	444,058	90,012	2,669,763	12.23%	70,765	84,842	61,689	217,296	28.27%

Subtotals group	7,473,163	1,198,222	381,067	9,052,452	41.47%	116,385	143,264	119,640	379,289	49.34%

Totals portfolio	18,039,481	2,899,739	884,977	21,824,197	100%	259,268	219,940	289,375	768,583	100%

	As of December 31, 2017
Categories	Individual	% over total portfolio	Allowances	Cover range ratio
	MCh$	%	MCh$	%
A1	65,511	0.32%	21	0.03%
A2	248,736	1.22%	273	0.11%
A3	2,950,482	14.43%	2,285	0.08%
A4	3,861,377	18.88%	22,819	0.59%
A5	2,926,634	14.31%	52,874	1.81%
A6	683,049	3.33%	16,509	2.42%

Normal portfolio	10,735,789	52.49%	94,781	0.88%

B1	205,536	1.00%	6,087	2.96%
B2	120,640	0.59%	2,315	1.92%
Impaired	779,828	3.81%	195,177	25.03%

Non-compliant portfolio	1,106,004	5.40%	203,579	18.41%

Subtotals	11,841,793	57.89%	298,360	2.52%

	As of December 31, 2017
Categories	Group	% over total portfolio	Allowance	Cover range ratio
	MCh$	%	MCh$	%
Normal risk portfolio	1,751,232	8.56%	57,057	3.26%
Non-compliant portfolio	193,806	0.95%	91,705	47.32%

Commercial loans	1,945,038	9.51%	148,762	7.65%

Normal risk portfolio	3,975,744	19.44%	22,730	0.57%
Non-compliant portfolio	177,009	0.87%	12,289	6.94%

Mortgage loans	4,152,753	20.31%	35,019	0.84%

Normal risk portfolio	2,396,246	11.72%	93,255	3.89%
Non-compliant portfolio	117,060	0.57%	43,339	37.02%

Consumer loans	2,513,306	12.29%	136,594	5.43%

Subtotals	8,611,097	42.11%	320,375	3.72%

Totals	20,452,890	100%	618,735	3.03%

Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due status under IFRS 9:

	As of December 31, 2018
	Current	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Totals	Total overdue
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	341,707	—	—	—	341,707	—
Loans and accounts receivable from customers
Commercial loans	13,683,048	251,596	117,386	314,870	14,366,900	683,852
Mortgage loans	4,181,849	108,783	64,088	91,107	4,445,827	263,978
Consumer loans	2,493,765	69,412	59,616	46,970	2,669,763	175,998

Totals	20,700,369	429,791	241,090	452,947	21,824,197	1,123,828

The table below provides an analysis of the gross carrying amount of loans and advances to customers by overdue status under IAS 39:

	As of December 31, 2017
	Current	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Totals	Total overdue
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interbank loans	70,285	—	—	—	70,285	—
Loans and accounts receivable from customers
Commercial loans	13,526,944	211,535	143,063	319,377	14,200,919	673,975
Mortgage loans	3,893,786	115,688	61,890	93,786	4,165,150	271,364
Consumer loans	2,521,397	68,955	52,854	48,852	2,692,058	170,661

Totals	20,012,412	396,178	257,807	462,015	21,128,412	1,116,000

Schedule of Bank's Maximum Credit Risk Exposure by Financial Asset

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2018, 2017, 2016 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

		Maximum Exposure as of December 31, 2018
		Balance sheet asset			Off-balance sheet			Collateral		Net exposure
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	2,657,154	—	2,657,154	—	—	—			2,657,154
Loans and accounts receivable at amortized cost	10	21,482,490	768,120	20,714,370	5,383,914	45,848	5,338,066	—	13,143,140	12,909,296
Commercial loans		14,366,900	484,707	13,882,193	5,383,914	45,848	5,338,066	—	5,527,419	13,692,840
Mortgage loans		4,445,827	66,117	4,379,710	—	—	—	—	7,257,682	(2,877,972)
Consumer loans		2,669,763	217,296	2,452,467	—	—	—	—	358,039	2,094,428
Financial instruments at amortized cost	11	198,923	—	198,923	—	—	—	—	—	198,923
Investments under resale agreements	7	109,467	—	109,467	—	—	—	—	109,467	—
Financial derivative contracts	8	1,368,957	—	1,368,957	—	—	—	91,223	—	1,277,734
Interbank loans, net	9	341,707	463	341,244	—	—	—	—	—	341,244
Other assets	15	467,806	—	467,806	—	—	—	—	—	467,806

Totals		26,626,504	768,583	25,857,921	5,383,914	45,848	5,338,066	91,223	13,252,607	17,852,157

		Maximum Exposure
		as of December 31,
	Notes	2017
		MCh$
Investments under resale agreements	7	28,524
Financial derivative contracts	8	1,248,775
Interbank loans, net	9	70,077
Loans and accounts receivable from customers, net	10	19,764,078
Available for sale instruments	11	2,663,478
Held to maturity investments	11	202,030
Other assets	15	429,025

Totals		24,405,987

Summary for Allowances for Loan Losses According to IFRS 9

A summary for the allowances for loan losses according to IFRS 9 is as follows:

As of December 31, 2018
MCh$
Loans and accounts receivable at amortized cost	782,713
Interbank loans, net	463
Provisions for contingent loans risk	20,942

Total allowances	804,118

Schedule of Concentration of Credit Risk by Industry

The following table displays the concentration of credit risk by industry for financial assets:

			As of December 31,
			2018			2017
	Note		Maximum gross exposure	Maximum net exposure (1)%		Maximum gross exposure	Maximum net exposure (1)%
			MCh$	MCh$		MCh$	MCh$
Manufacturing			1,097,211	994,246	7.64%	1,040,491	960,774	7.24%
Mining			677,777	675,973	4.72%	644,061	419,582	3.16%
Electricity, gas and water			957,373	769,643	6.66%	936,483	466,008	3.51%
Agriculture and livestock			346,369	341,018	2.41%	415,930	289,826	2.18%
Forestry and wood extraction			29,683	24,362	0.21%	38,807	32,165	0.24%
Fishing			3,475	2,621	0.02%	13,912	8,688	0.07%
Transport			700,401	602,973	4.88%	668,477	450,949	3.40%
Communications			86,077	84,135	0.60%	94,439	28,201	0.21%
Construction			1,746,626	1,729,426	12.16%	1,638,120	1,357,343	10.23%
Commerce			1,620,108	1,599,435	11.27%	1,712,850	998,567	7.53%
Services			3,872,060	3,869,613	26.95%	3,780,733	2,578,863	19.43%
Others			3,229,740	3,188,748	22.48%	2,732,243	5,678,666	42.79%

Subtotal commercial loans	10 a	)	14,366,900	13,882,193	100%	13,716,546	13,269,632	100.00%
Consumer loans	10 a	)	4,445,827	4,379,710		2,513,306	2,376,712
Mortgage loans	10 a	)	2,669,763	2,452,467		4,152,753	4,117,734

Totals			21,482,490	20,714,370		20,382,605	19,764,078

(1)	Net of allowances

Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value)

The following are the Banking Book items (products valued at amortized cost and FVTOCI / instruments available for sale and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2018 and 2017:

	As of December 31, 2018
Positions	Up to 1 month	Between 1 and 3 months	More than 3 months and less 1 year	Between 1 and 3 years	More than 3 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	7,361,827	2,732,465	5,510,072	4,787,052	8,314,688	28,706,104

CLP	3,519,009	1,000,478	1,753,132	1,800,011	1,181,157	9,253,787
CLF	466,115	447,398	1,329,598	1,845,604	6,182,033	10,270,748
USD	1,469,457	623,505	1,197,716	126,122	102,349	3,519,149
COP	1,907,246	661,084	1,229,626	1,015,315	849,149	5,662,420

LIABILITIES	(14,009,676)	(2,685,555)	(4,724,403)	(2,206,000)	(5,849,673)	(29,475,307)

CLP	(8,733,561)	(1,463,211)	(2,101,205)	(560,099)	(330,000)	(13,188,076)
CLF	(214,266)	(181,744)	(190,917)	(1,072,879)	(5,201,884)	(6,861,690)
USD	(1,319,813)	(643,544)	(1,750,434)	(173,922)	—	(3,887,713)
COP	(3,742,036)	(397,056)	(681,847)	(399,100)	(317,789)	(5,537,828)

Derivatives	(729,147)	444,096	251,673	(21,576)	784,784	729,830

CLP	(209,799)	1,521,695	394,300	209,804	65,913	1,981,913
CLF	(366,332)	(1,221,035)	(469,699)	(330,428)	762,022	(1,625,472)
USD	(50,293)	263,381	452,557	(38,395)	(8,123)	619,127
COP	(102,723)	(119,945)	(125,485)	137,443	(35,028)	(245,738)

	As of December 31, 2017
Positions	Up to 1 month	Between 1 and 3 months	More than 3 months and less 1 year	Between 1 and 3 years	More than 3 years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	7,436,586	2,246,446	5,019,349	4,535,451	5,162,137	24,399,969

CLP	4,256,811	892,701	1,688,269	1,315,539	665,015	8,818,335
CLF	481,000	510,095	2,008,605	2,172,278	3,891,622	9,063,600
USD	702,899	263,710	547,828	33,258	11,851	1,559,546
COP	1,995,876	579,940	774,647	1,014,376	593,649	4,958,488

LIABILITIES	(11,817,755)	(2,349,046)	(4,811,419)	(3,107,492)	(4,272,956)	(26,358,668)

CLP	(6,418,945)	(1,147,278)	(3,162,828)	(1,204,044)	(221,116)	(12,154,211)
CLF	(352,331)	(255,086)	(423,122)	(968,507)	(3,748,085)	(5,747,131)
USD	(1,861,588)	(318,197)	(539,389)	(450,818)	—	(3,169,992)
COP	(3,184,891)	(628,485)	(686,080)	(484,123)	(303,755)	(5,287,334)

Derivatives	256,630	(35,782)	(808,002)	186,303	80,255	(320,596)

CLP	819,878	456,293	268,834	(324,113)	(152,389)	1,068,503
CLF	(1,209,472)	(508,032)	(817,140)	(226,061)	321,390	(2,439,315)
USD	879,996	(47,020)	70,834	361,999	6,409	1,272,218
COP	(233,772)	62,977	(330,530)	374,478	(95,155)	(222,002)

DisclosureOfStructuralInterestRatePositionInBankingBookExplanatory

The consumption of regulatory limit of market risk, specifically for the Trading Book as of December 31, 2018, 2017 and 2016, is presented below:

Limit consumption	As of December 31,
	2018	2017	2016
Market risk exposure (MRE)	71.80%	71.30%	60.40%

Schedule of Banking Book

The following table details regulatory limit consumption for market risk, specifically for the Banking Book as of December 31, 2018, 2017 and 2016:

Limit consumption	As of December 31,
	2018	2017	2017
Short-term exposure to interest rate risk	51.40%	45.00%	60.60%
Long-term exposure to interest rate risk	50.30%	43.20%	13.18%

Schedule of Interest Rate

Interest rate scenarios - Chile (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

Term	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Chamber CLP	Government CLP	Chamber CLF	Government CLF	Curve USD	Curve MX	Chamber CLP	Government CLP	Chamber CLF	Government CLF	Curve USD	Curve MX
1 day	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
3 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
6 months	(35)	52	139	140	(101)	101	(35)	52	(139)	140	101	101
9 months	(35)	57	111	116	(86)	86	(35)	57	(111)	116	86	86
1 year	(35)	62	81	89	(70)	70	(35)	62	(81)	89	70	70
2 years	(46)	52	86	56	(64)	64	(46)	52	(86)	56	64	64
3 years	(47)	48	83	60	(65)	65	(47)	48	(83)	60	65	65
4 years	(48)	43	79	64	(66)	66	(48)	43	(79)	64	66	66
5 years	(48)	39	75	68	(67)	67	(48)	39	(75)	68	67	67
7 years	(45)	43	67	68	(65)	65	(45)	43	(67)	68	65	65
10 years	(39)	50	55	68	(63)	63	(39)	50	(55)	68	63	63
20 years	(39)	50	42	48	(63)	63	(39)	50	(42)	48	63	63

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

Tenor	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	(18)	44	(1)	(18)	44	(1)
3 months	(13)	31	(2)	(13)	31	(2)
6 months	(8)	37	(6)	(8)	37	(6)
9 months	(3)	40	(9)	(3)	40	(9)
1 year	2	43	(12)	2	43	(12)
2 years	22	48	(19)	22	48	(19)
3 years	42	46	(22)	42	46	(22)
4 years	53	55	(24)	53	55	(24)
5 years	54	63	(26)	54	63	(26)
7 years	56	58	(26)	56	58	(26)
10 years	58	50	(27)	58	50	(27)
20 years	49	23	(29)	49	23	(29)

Tenor	Scenarios for impacts on accrual book
	Government COP	Curve USD
1 day	44	28
1 month	31	29
3 months	31	32
6 months	37	40
9 months	40	35
1 year	43	31

Schedule of Exchange Rate

Exchange rate scenarios Chile

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

Exchange rate	Change in scenario impacting P&L	Change in scenario impacting FVTOCI	Change in scenario impacting accrual book
	%	%	%
USD - CLP	(0.0718)	(0.0718)	(0.0718)
USD - COP	(0.0717)	(0.0717)	(0.0717)

Exchange rate scenarios Colombia

The table below presents a sensitivity analysis for changes in the relevant exchanges rates, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

Exchange rate	Change in scenario impacting P&L	Change in scenario impacting FVTOCI	Change in scenario impacting accrual book
	%	%	%
USD - COP	(0.0466)	(0.0466)	(0.0466)

Schedule of Trading Book Positions by Risk Factor

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2018, 2017 and 2016:

Potential impact on P&L	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
CLP rate risk	(5,019)	(849)	(2,812)
Derivatives	(5,018)	(847)	(2,604)
Debt instruments	(1)	(2)	(208)
CLF rate risk	(5,942)	(7,839)	(8,069)
Derivatives	(5,942)	(7,839)	(8,069)
Debt instruments	—	—	—
COP rate risk	(29,182)	(14,895)	(11,622)
Derivatives	(29,094)	(9,909)	(10,439)
Debt instruments	(88)	(4,986)	(1,183)
UVR rate risk	(375)	—	(404)
Derivatives	(364)	—	—
Debt instruments	(11)	—	(404)
USD rate risk	(2,810)	(2,001)	(2,658)
Other currencies rate risk	(42)	(50)	(9)

Total rate risk	(43,370)	(25,634)	(25,574)

Exchange rate risk	150	(755)	(1,921)
Options risk	156	66	(87)

Total impact	(43,064)	(26,323)	(27,582)

Schedule of Potential Impact on Accrual Book

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2018, 2017 and 2016:

Potential impact on Accrual Book	For the years ended December 31,
	2018	2017	2016
Interest rate shock sensitivity impact	(12,359)	(9,432)	(7,906)

Schedule of Potential Impact on Equity&Prices

In line with the effects on P&L of positions accounted for at fair value and amortized cost, the changes in market factors because of reasonably possible movements in interest and exchange rates also generate impacts on equity accounts as a result of the potential change in market value of the portfolio of investments at FVTOCI/ available-for-sale instruments and the portfolios of cash flow and net foreign investment hedges, which are presented in the following table:

	For the years ended December 31,
	2018			2017			2016
	DV01 (+1 bp)	Impact of Change in Interest Rate		DV01 (+1 bp)	Impact of Change in Interest Rate		DV01 (+1 bp)	Impact of Change in Interest Rate
Potential Impact on FVTOCI	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(254,636)	(11.73)	(8,180)	(386,979)	(37.01)	(22,745)	(293,337)	(14.00)	(9,211)
CLF	(177,471)	(26.29)	(18,328)	(245,812)	(47.62)	(29,261)	41,167	(15.00)	(10,029)
COP	(189,242)	(5.74)	(3,988)	(225,321)	(17.50)	(10,766)	(152,241)	(8.00)	(5,588)
UVR	(29,763)	(0.55)	(380)	—	—	—	—	—	—
USD	(33,769)	(2.44)	(1,701)	(48,791)	(2.77)	(1,700)	(77,927)	(3.00)	(2,094)
Other	—	—	—	—	—	—	(159)	—	(7)

Total interest rate impact	(684,881)	(46.75)	(32,577)	(906,903)	(105)	(64,472)	(482,497)	(40)	(26,929)

	Impact due to changes in prices
	As of December 31, 2018		As of December 31, 2017
Exchange rate	ThUS$	MCh$	ThUS$	MCh$
USD	(3.77)	(2,624)	(7.93)	(4,875)
COP	(3.72)	(2,494)	(9.15)	(5,621)

Total risk exchange rate	(7.49)	(5,118)	(17.08)	(10,496)

Total impact	(7.49)	(5,118)	(122.08)	(74,968)

DisclosureOfPotentialImpactOnEquityAndImpactOfChangeInPricesExplanatory

According to local regulations, as of December 31, 2018 and 2017, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	987,680	964,030	—	—
Cash items in process of collection	318,658	157,017	56,963	30,679
Trading securities	86,938	415,061	27,658	64,799
Investments under resale agreements	109,467	28,524	106,916	7,277
Financial derivative contract (*)	1,315,165	1,461,326	1,040,274	1,094,481
Interbank loans	341,244	70,077	95,612	36,073
Loans and accounts receivable from customers	20,880,186	19,767,434	18,808,886	17,850,495
Available for sale investments	2,650,776	2,653,066	551,593	501,656
Held to maturity investments	198,910	202,030	198,910	202,030
Investments in companies	10,555	10,412	10,555	10,412
Intangible	1,613,807	1,605,234	435,572	435,991
Fixed assets	95,564	130,579	95,564	130,579
Current taxes	123,129	238,452	12,313	23,845
Deferred taxes	154,599	161,109	15,460	16,111
Other assets	561,435	444,692	505,495	427,567
Off-balance sheet assets
Contingent loans	2,333,398	2,199,660	1,400,038	1,319,796

Totals	31,781,511	30,508,703	23,361,809	22,151,791

(*)

Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12-1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Superintendency of Banks and Financial Institutions.

Schedule of Basic and Regulatory Capital

	Amount				Ratio
	As of December 31,				As of December 31,
	2018	2017			2018	2017
	MCh$	MCh$			%	%
Basic capital	3,324,531	3,189,876	(a	)	10.46	10.46	(c	)
Effective equity	3,415,845	3,249,572	(b	)	14.62	14.67	(d	)

(a)

Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the SBIF under the line item “Equity attributable to equity holders” as indicated in the Compendium of Accounting Standards.

(b)

Based on the consolidated financial statements filed with SBIF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)	Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).
(d)	Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.